Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

29. Related Party Transactions

Consistent with our corporate responsibilities to our surrounding community and together with several other companies in the region, in prior year ASML entered into a loan agreement with a local sports club PSV N.V.; pursuant to which ASML provided PSV N.V., as of August 1, 2011, a 14 year, interest free, subordinated loan of EUR 5.0 million. As of June 30, 2012 the chairman of the Supervisory Board of ASML, Mr. Arthur van der Poel and Chief Financial Officer of ASML, Mr. Peter Wennink resigned as members of the Supervisory Board of PSV N.V., therefore the loan agreement with PSV N.V. is concluded to no longer classify as a related party transaction from that date onwards.

On July 9, 2012, we announced our Customer Co-Investment Program to accelerate our development of EUV technology beyond the current generation and our development of future 450mm silicon wafer technology. One of the participating customers, Intel, agreed to fund EUR 829 million for our R&D projects. In addition Intel also agreed to invest in ordinary shares equal to 15 percent of our issued share capital. Due to the equity investment, Intel is considered a related party of ASML as of July 9, 2012.

We have entered into various agreements with Intel and have recognized sales and incurred costs of systems, services and field options provided by ASML since the date that Intel became a related party. We believe that all such transactions have been entered into in the ordinary course of business, with the exception of certain terms included in the agreements entered into as part of the Customer Co-Investment Program:

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Investment Agreement: Pursuant to the Intel Investment Agreement, ASML agreed to issue to Intel Stichting ordinary shares equal to 15 percent of the issued ordinary shares which the Intel Stichting then issued to Intel a corresponding number of depositary receipts representing these shares. The subscription price for the ordinary shares under the investment agreement was EUR 39.91 per ordinary share, which is the average of the volume weighted average price of the ordinary shares on Euronext for the twenty trading days up to and including July 6, 2012. Under the investment agreement, ASML has agreed to indemnify Intel and its affiliates for certain losses and expenses related to breaches of representations, warranties, covenants and agreements in the investment agreement and with respect to certain legal proceedings related thereto, subject to certain limitations.

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Shareholder Agreement: In connection with the issuance of the ordinary shares to the Intel Stichting, Intel and its relevant subsidiaries, the Intel Stichting and ASML have entered into the shareholder agreement, which governs certain matters relating to the holding and disposing of and further investments in ordinary shares by Intel, directly and indirectly through the Intel Stichting.

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NRE Funding Agreement: On July 9, 2012, ASML and Intel entered into the Intel NRE Funding Agreement pursuant to which Intel has agreed to provide funding for certain of ASML’s R&D costs and project expenditures. One agreement relates to the development of 450mm lithography equipment (the “Intel 450mm NRE Funding Agreement”) and the other relates to the development of EUV lithography equipment (the “Intel EUV NRE Funding Agreement”). Intel has committed to provide funding in an aggregate amount of EUR 553 million under the Intel 450mm NRE Funding Agreement and funding in an aggregate amount of EUR 276 million under the Intel EUV NRE Funding Agreement, payable over the term of the relevant agreement (2013-2017). ASML will retain sole control over the development of 450mm photo lithography equipment and EUV platforms and will own all intellectual property created by ASML in connection therewith. The Intel NRE Funding Agreements provide that if ASML, in its reasonable discretion, determines to abandon either the 450mm or EUV development project, as a result of technical infeasibility or lack of sufficient industry demand, or if the then remaining funding exceeds the expenditure estimate for the development project (450mm or EUV) then the parties may agree on an alternative development project if no alternative is agreed, ASML may invoice Intel for the remaining due portion of committed funding during each year of the remaining funding period in which ASML’s actual gross R&D expenditures exceed a minimum threshold specified in the relevant agreement. The NRE funding agreements will terminate on December 31, 2017 or upon pre-payment by Intel of the aggregate amount of funding owed under the relevant funding agreement.

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Commercial Agreement: On July 9, 2012, ASML and Intel entered into the Commercial Agreement, pursuant to which ASML and Intel established a contractual framework for Intel to purchase equipment related to the 450mm and next-generation EUV lithography equipment. Under this agreement, Intel has committed to purchase specified numbers of 450mm and EUV tools. The agreement sets forth pricing terms for the tools as well as milestones related to product deliveries, and provides for certain commercial discounts in the form of credits in exchange for Intel’s early purchase commitments and volume purchase commitments and for specified additional credits in the event that certain schedules are not met. In addition, subject to certain conditions, ASML has agreed to install sufficient capacity to meet Intel’s forecasted 450mm lithography equipment needs through 2022.

The total net sales to Intel (and its affiliates) for the period from July 9, 2012 to December 31, 2012 amounted to EUR 301.7 million whereas the outstanding balances as of December 31, 2012 amount to EUR 65.0 million.

Except for the above, there have been no transactions during our most recent fiscal year, and there are currently no transactions, between ASML or any of its subsidiaries, and any other significant shareholder and any director or officer or any relative or spouse thereof other than ordinary course compensation arrangements. During our most recent fiscal year, there has been no, and at present there is no, outstanding indebtedness to ASML owed or owing by any director or officer of ASML or any associate thereof, other than the virtual financing arrangement with respect to shares and stock options as described under Note 17. All amounts due to ASML under the virtual financing arrangement were repaid during 2012.